SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, $ in Millions	May 28, 2020 USD ($) shares	Apr. 10, 2020 d $ / shares	Mar. 31, 2020
Subsequent Event [Line Items]
Purchase agreement date	May 28, 2020
Closing price of common stock units | $ / shares		$ 1.00
Number of consecutive days | d		30
Notice period to cure the deficiency and regain compliance		6 months
Plan to reduction in capital expenditures and ongoing implementation of expense, percentage		30.00%
Stated interest rate			7.00%
Summit Investments
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross | $	$ 35
Summit Investments | Common units
Subsequent Event [Line Items]
Business acquisition, share issued (shares)	10,000,000
Summit Investments | Common units one
Subsequent Event [Line Items]
Business acquisition, share issued (shares)	5,915,827
SMP Holdings
Subsequent Event [Line Items]
SMLP common units pledged as collateral under the SMPH Term Loan	34,604,581
SMLP common units not pledged as collateral under the SMPH Term Loan	10,714,285
Term Loan Credit Agreements
Subsequent Event [Line Items]
Borrowing capacity | $	$ 35
Maturity date	Mar. 31, 2021
Stated interest rate	8.00%
Line of Credit Facility, Description	The Loans under the Term Loan Credit Agreements will bear interest at a rate of 8.00% per annum, and will generally be (i) guaranteed by the Partnership and each subsidiary of the Borrower that guarantees the obligations under the Borrower’s Revolving Credit Facility, and (ii) secured by a first priority lien on and security interest in all property that secures the obligations under the Revolving Credit Facility.